Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	ROYCE CAPITAL FUND
Central Index Key	0001006387
Amendment Flag	false
Document Creation Date	Apr. 29, 2016
Document Effective Date	May 01, 2016
Prospectus Date	May 01, 2016
Royce Capital Fund - Micro-Cap Portfolio | Investment Class
Prospectus:
Trading Symbol	RCMCX
Royce Capital Fund - Micro-Cap Portfolio | Service Class
Prospectus:
Trading Symbol	RCMSX
Royce Capital Fund - Small-Cap Portfolio | Investment Class
Prospectus:
Trading Symbol	RCPFX
Royce Capital Fund - Small-Cap Portfolio | Service Class
Prospectus:
Trading Symbol	RCSSX